Revenues (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The table below presents total revenues by contract type for the following periods:

	Three Months Ended March 31,
	2022	2021
Time and materials	$23,998	$28,843
Firm fixed price	8,097	6,727
Cost-plus	4,295	—

Total revenues	$36,390	$35,570

The table below presents total revenues by contract type for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from May 22, 2020 through December 31, 2020	Period from January 1, 2020 through October 22, 2020	Year Ended December 31, 2019
Firm fixed price	$41,231	$6,938	$2,216	$3,753
Time and materials	98,763	24,613	57,549	69,873
Cost-plus	5,584	1	—	—

Total revenues	$145,578	$31,552	$59,765	$73,626

Schedules of Concentration of Risk, by Risk Factor
Revenue earned from customers contributing in excess of 10% of total revenues are presented in the tables below for the following periods:

	Three Months Ended March 31, 2022
	Cyber & Engineering	Analytics	Total	Percent of total revenues
Customer A	$7,264	$—	$7,264	20%
Customer B	4,497	—	4,497	12%
Customer C (1)	—	5,351	5,351	15%
All others	5,572	13,706	19,278	53%

Total revenues	$17,333	$19,057	$36,390	100%

	Three Months Ended March 31, 2021
	Cyber & Engineering	Analytics	Total	Percent of total revenues
Customer A	$8,342	$—	$8,342	23%
Customer B	3,755	—	3,755	11%
Customer C (1)	—	—	—	—%
All others	6,462	17,011	23,473	66%

Total revenues	$18,559	$17,011	$35,570	100%

(1)	Customers that contributed in excess of 10% of consolidated revenues in any period presented have been included in all periods presented for comparability.

Revenue earned from customers contributing in excess of 10% of total revenues are presented in the tables below for the following periods:
Successor 2021 Period

	Cyber & Engineering	Analytics	Total	Percent of total revenues
Customer A	$31,732		$31,732	22%
Customer B	15,032	—	15,032	10%
Customer C (1)	—	11,538	11,538	8%
Customer D (1)	—	8,835	8,835	6%
All others	28,115	50,326	78,441	54%

Total revenues	$74,879	$70,699	$145,578	100%

Successor 2020 Period

	Cyber & Engineering	Analytics	Total	Percent of total revenues
Customer A	$8,075	$—	$8,075	26%
Customer B	3,495	—	3,495	11%
Customer C	—	5,498	5,498	17%
Customer D	—	5,494	5,494	17%
All others	4,014	4,976	8,990	29%

Total revenues	$15,584	$15,968	$31,552	100%

Predecessor 2020 Period

	Total (2)	Percent of total revenues
Customer A	$26,049	44%
Customer B	12,282	21%
All others	21,434	35%

Total revenues	$59,765	100%

Predecessor 2019 Period

	Total (2)	Percent of total revenues
Customer A	$34,137	46%
Customer B	21,386	29%
All others	18,103	25%

Total revenues	$73,626	100%

(1)	Customers that contributed in excess of 10% of consolidated revenues in any period presented have been included in all periods presented for comparability.
(2)	The Predecessor 2020 Period and Predecessor 2019 Period each comprise a single reportable segment. As a result, segment reporting for those periods is not presented.

Contract with Customer, Contract Asset, Contract Liability, and Receivable
The table below presents the contract assets and contract liabilities included on the consolidated balance sheets for the following periods:

	March 31, 2022	December 31, 2021
Contract assets	$2,934	$628
Contract liabilities	$2,792	$4,207

The table below presents the contract assets and contract liabilities included on the consolidated balance sheets for the following periods:

	Successor
	December 31, 2021	December 31, 2020
Contract assets	$628	$2,575
Contract liabilities	$4,207	$541

Schedule of Impact of the Net Estimates at Completion Adjustments on the Company's Operating
The following table summarizes the impact of the net estimates at completion (
“EAC”
) adjustments on the Company’s operating results:

	Three Months Ended March 31,
	2022	2021
Net EAC Adjustments, before income taxes	$20	$224
Net EAC Adjustments, net of income taxes	$16	$177
Net EAC Adjustments, net of income taxes, per diluted share	$—	$—

The following table summarizes the impact of the net estimates at completion “ EAC” adjustments on the Company’s operating results:

	Successor
	Year Ended December 31, 2021	Period from May 22, 2020 through December 31, 2020
Net EAC Adjustments, before income taxes	$1,650	$—
Net EAC Adjustments, net of income taxes	$1,304	$—
Net EAC Adjustments, net of income taxes, per diluted share	$0.01	$—